Subsequent Events - Additional Information (Detail) (The 2014 Stock Award Plan [Member])	Dec. 31, 2014	Apr. 30, 2015
Subsequent Event [Line Items]
Number of shares authorized under plan	9,035,016
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares authorized under plan		18,661,856